Organization and Principal Actitivies (Details)	12 Months Ended
Mar. 31, 2026 ¥ / shares
Organization and Principal Actitivies [Line Items]
Entity incorporation, date of incorporation	Jul. 04, 2017
Percentage of hold shares	100.00%
Exclusive Option Agreement [Member]
Organization and Principal Actitivies [Line Items]
Exercise price	¥ 10